Annual Total Returns - Fidelity® Municipal Income 2023 Fund [BarChart] - 06.30 Fidelity Defined Maturity Funds AI Combo PRO-13 - Fidelity® Municipal Income 2023 Fund	Aug. 28, 2021
Bar Chart Table:
Annual Return, Inception Date	Apr. 23, 2013
Fidelity Municipal Income 2023 Fund-Class A
Bar Chart Table:
Annual Return 2014	9.96%
Annual Return 2015	3.06%
Annual Return 2016	(0.42%)
Annual Return 2017	4.13%
Annual Return 2018	0.70%
Annual Return 2019	4.79%
Annual Return 2020	2.45%